SIGNIFICANT ACCOUNTING POLICIES (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Significant Accounting Policies [Line Items]
Warrants	6,859,324	0	2,812,499	0
Convertible notes	0	2,297,487	0	643,199
Total	6,859,324	2,297,487	2,812,499	643,199